Capital distribution - Narrative (Details) $ / shares in Units, $ in Millions, kr in Billions		1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended
	Oct. 28, 2025 USD ($) $ / shares	Jul. 31, 2025 USD ($)	Jul. 31, 2025 NOK (kr)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) tranche	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)	May 14, 2025 USD ($)
Share Repurchase Program [Line Items]
Share buy-back recognised as a reduction in equity								$ 5,373	[1]	$ 5,408
Value of shares purchased				$ 4,712	$ 265	$ 4,564		5,527		5,511
Norwegian State Share
Share Repurchase Program [Line Items]
Share buy-back recognised as a reduction in equity		$ 4,141	kr 42.7					$ 4,141		$ 3,956
Percentage ownership of entity by shareholders				67.00%				67.00%
Share buy-back programme 2025
Share Repurchase Program [Line Items]
Number of tranches in share buy-back programme | tranche							2
Authorized share-buy back amount					$ 2,465		$ 2,465				$ 5,000
Share buy-back recognised as a reduction in equity				$ 152			$ 662
Share Buy-Back Programme, 2025 Tranche Three
Share Repurchase Program [Line Items]
Authorized share-buy back amount		1,265
Share buy-back recognised as a reduction in equity				418
Value of shares purchased				$ 299
Share Buy-Back Programme, Third Party Irrevocable Agreement
Share Repurchase Program [Line Items]
Authorized share-buy back amount		$ 418
Potential ordinary share transactions
Share Repurchase Program [Line Items]
Dividends declared (in USD per share) | $ / shares	$ 0.37
Treasury Share Transactions | Share Buy-Back Programme 2025, Tranche Four
Share Repurchase Program [Line Items]
Authorized share-buy back amount	$ 1,266

[1]	1)For more information see note 8 Capital distribution